Employees	6 Months Ended
Jun. 30, 2026
Employees [Abstract]
Employees	Employees
The Group’s average workforce during the six-month periods ended June 30, 2025 and 2026 was as follows:

HEADCOUNT	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
France	42	49
United States	27	49
Total	69	98